Document and Entity Information	Mar. 17, 2025
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001283699
Document Type	8-K
Document Period End Date	Mar. 17, 2025
Entity Registrant Name	T-MOBILE US, INC.
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	425
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0.00001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
M 3.550 Senior Notes Due 20296 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.550% Senior Notes due 2029
Trading Symbol	TMUS29
Security Exchange Name	NASDAQ
M 3.700 Senior Notes Due 20321 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.700% Senior Notes due 2032
Trading Symbol	TMUS32
Security Exchange Name	NASDAQ
M 3.150 Senior Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.150% Senior Notes due 2032
Trading Symbol	TMUS32A
Security Exchange Name	NASDAQ
M 3.850 Senior Notes Due 20363 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.850% Senior Notes due 2036
Trading Symbol	TMUS36
Security Exchange Name	NASDAQ
M 3.500 Senior Notes Due 20374 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2037
Trading Symbol	TMUS37
Security Exchange Name	NASDAQ
M 3.800 Senior Notes Due 20455 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.800% Senior Notes due 2045
Trading Symbol	TMUS45
Security Exchange Name	NASDAQ